RECURRING FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of change in the fair value of the warrant liabilities

US$
Balance as of December 31, 2022	—
Issuance of put options	9,376
Change in fair values	2,508
Balance as of December 31, 2023	11,884

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of December 31, 2023
Risk‑free interest rate	4.87%
Expected volatility	26.33%
Expected dividend yield	0.00%
Remaining term	1.5	years
Probability of exercise condition	50.00%
Fair value of underlying ordinary share of LGIL	US$0.81

CIK 0001841024 L Catterton Asia Acquisition Corp
Schedule of company's assets that are measured at fair value on a recurring basis

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$234,734,447	$234,734,447	$—	$—
Liabilities:
Public Warrants Liability	$2,129,715	$2,129,715	$—	$—
Private Placement Warrants Liability	3,676,145	—	—	3,676,145
	$5,805,860	$2,129,715	$—	$3,676,145

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$290,664,460	$290,664,460	$—	$—
Liabilities:
Public Warrants Liability	$382,012	382,012	—	$—
Private Placement Warrants Liability	219,471	—	—	219,471
	$601,483	$382,012	$—	$219,471

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	December 31,	December 31,
Inputs	2022	2023
Risk-free interest rate	3.91%	3.77%
Dividend rate	0.0%	0.0%
Expected term (years)	5.21	5.21
Expected volatility	3.6%	2.3%
Share price – asset price	$10.10	$10.78
Exercise price	$11.50	$11.50